SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total operating revenues	$ 84,201	$ 135,969	$ 158,415	$ 237,354
Depreciation and amortization	(24,929)	(26,142)	(50,578)	(50,898)
Other operating expenses	(22,632)	(22,430)	(45,131)	(44,138)
Operating income	36,640	87,397	62,706	142,318
Other non-operating income	236	0	236	0
Total assets	2,260,831		2,260,831		$ 2,427,371
Operating Segments | FSRU
Segment Reporting Information [Line Items]
Total operating revenues	72,987	105,237	135,534	179,234
Depreciation and amortization	(18,952)	(20,506)	(38,549)	(39,710)
Other operating expenses	(15,260)	(16,121)	(29,858)	(31,687)
Operating income	38,775	68,610	67,127	107,837
Other non-operating income	236	0	236	0
Total assets	1,124,858		1,124,858		1,149,624
Operating Segments | LNG Carrier
Segment Reporting Information [Line Items]
Total operating revenues	11,214	30,732	22,881	58,120
Depreciation and amortization	(5,977)	(5,636)	(12,029)	(11,188)
Other operating expenses	(7,372)	(6,309)	(15,273)	(12,451)
Operating income	(2,135)	18,787	(4,421)	34,481
Other non-operating income	0	0	0	0
Total assets	535,393		535,393		545,244
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total operating revenues	0	0	0	0
Depreciation and amortization	0	0	0	0
Other operating expenses	0	0	0	0
Operating income	0	0	0	0
Other non-operating income	0	$ 0	0	$ 0
Intersegment Eliminations | Unallocated
Segment Reporting Information [Line Items]
Total assets	$ 600,580		$ 600,580		$ 732,503